INCOME AND SOCIAL CONTRIBUTION TAXES - Deferred income and social contribution taxes (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jan. 05, 2021	Dec. 31, 2020
Deferred income and social contribution taxes
Assets temporary differences	R$ 10,340,980		R$ 12,417,978
Liabilities temporary differences	4,116,364		3,741,546
Non-current assets	6,224,616		8,677,002
Non-current liabilities			570
Tax loss
Deferred income and social contribution taxes
Assets temporary differences	1,136,946		1,013,008
Negative tax base of social contribution
Deferred income and social contribution taxes
Assets temporary differences	393,958		329,412
Provision for judicial liabilities
Deferred income and social contribution taxes
Assets temporary differences	249,144		233,100
Operating provisions and other losses
Deferred income and social contribution taxes
Assets temporary differences	999,305		1,051,096
Exchange rate variation
Deferred income and social contribution taxes
Assets temporary differences	4,959,110		6,112,906
Derivatives losses ("MtM")
Deferred income and social contribution taxes
Assets temporary differences	1,394,959		2,303,833
Amortization of fair value adjustment on business combination
Deferred income and social contribution taxes
Assets temporary differences	710,737		718,645
Unrealized profit on inventories
Deferred income and social contribution taxes
Assets temporary differences	227,369		176,847
Lease
Deferred income and social contribution taxes
Assets temporary differences	269,452		287,066
Provision of deferred taxes on results of associates abroad
Deferred income and social contribution taxes
Assets temporary differences			33,893
Other temporary differences
Deferred income and social contribution taxes
Assets temporary differences			158,172
Other temporary differences | Purchase and sale agreement
Deferred income and social contribution taxes
Assets temporary differences		R$ 175,202
Goodwill - Tax benefit on unamortized goodwill
Deferred income and social contribution taxes
Liabilities temporary differences	608,182		469,875
Property, plant and equipment - deemed cost
Deferred income and social contribution taxes
Liabilities temporary differences	1,366,017		1,385,642
Accelerated tax depreciation
Deferred income and social contribution taxes
Liabilities temporary differences	984,373		1,025,136
Borrowing cost
Deferred income and social contribution taxes
Liabilities temporary differences	98,934		110,036
Fair value of biological assets
Deferred income and social contribution taxes
Liabilities temporary differences	382,020		237,879
Tax provision on results of subsidiaries abroad
Deferred income and social contribution taxes
Liabilities temporary differences	53,744
Deferred taxes, net of fair value adjustment
Deferred income and social contribution taxes
Liabilities temporary differences	453,533		469,419
Tax credits - gains in tax lawsuit (exclusion of ICMS from the PIS/COFINS contribution tax basis)
Deferred income and social contribution taxes
Liabilities temporary differences	155,035		R$ 43,559
Other temporary differences
Deferred income and social contribution taxes
Liabilities temporary differences	R$ 14,526